Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstract]
ORDINARY SHARES

12. ORDINARY SHARES

As of December 31, 2023 and 2024 the Company was authorized to issue 5,000,000 thousand shares. As of December 31, 2023 and 2024, 73,361 thousand shares were issued and outstanding, $0.00001 par value ordinary shares. Holders of the Company’s ordinary shares are entitled to dividends, if and when, declared by the board of directors of the Company. The holder of each ordinary share is entitled to one vote. As of December 31, 2024, no dividends were declared.